Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the term of the lease or the useful life of the asset
Computers and manufacturing equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	15.00%